SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation - Attributable to equity holders of the Company	$ 1,424	$ 2,244	$ 2,943
Share-based compensation - Attributable to non-controlling interests (see note 16(e))	307
Total share-based compensation	$ 1,731	$ 2,244	$ 2,943